Incentive Award Plan and Independent Director Compensation (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 13, 2015	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock								$ 193,953,605
Amortization of stock-based compensation				$ 27,792	$ 27,678	$ 74,617	$ 79,858	100,060
Operating expenses		$ 55,949,623	$ 51,421,344	111,075,505	100,806,464	219,063,576	197,021,999	181,692,988
Director [Member] | Director Annual Retainer Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Due to related parties						151,750	55,750
Common Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock				2,000,000		2,000,000
Independent Directors Compensation Plan [Member] | Restricted Stock [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual vesting installments	4 years
Amortization of stock-based compensation		13,896	13,839	27,792	27,678	74,617	79,858	100,060
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer				55,000		55,000
Annual retainer, additional due audit committee chairperson				10,000		10,000
Board Meeting attendance fee				2,500		2,500
Committee Meeting attendance fee				1,500		1,500
Teleconference attendance fee				1,000		1,000
Teleconference attendance fee, daily maximum				4,000		4,000
Operating expenses		99,750	$ 61,750	252,000	$ 117,500	496,000	$ 242,500	$ 239,000
Director [Member] | Director Annual Retainer Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Due to related parties		$ 99,750		$ 99,750		$ 151,750
Director [Member] | Independent Directors Compensation Plan [Member] | Restricted Stock [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares entitled to be received under plan (in shares)				3,333		3,333
Shares entitled to be received upon re-election to Board of Directors (in shares)				1,666		1,666
Vesting percent				25.00%		25.00%
Number of equal annual vesting installments				3 years		3 years